Summary of Significant Accounting Policies - Entities included in consolidation (Details)	12 Months Ended
Dec. 31, 2021
Libra Shipping Enterprises Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Alegria Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Felicity Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Gemini Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Galaxy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Aurora Shipping Enterprises Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Palermo Shipping S.A. [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Fantastiks Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Sagittarius Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Hyperion Enterprises Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Chilali Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Surf Maritime Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Pandora Marine Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Customized Development S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Kohylia Shipmanagement S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Orbiter Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Floral Marine Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Golem Navigation Limited [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Kymata Shipping Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Joy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Micaela Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Pearl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Velvet Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Perigiali Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Beaufiks
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Finian Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Ace
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Ammos Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Prosperity I
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Wave Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Libertas
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Casual Shipholding Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Sol
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Avery Shipping Company [Member]
Entity Information [Line Items]
Vessel name	Navios Symphony
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Coasters Ventures Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Christine B
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Ianthe Maritime S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Aster
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Rubina Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Topaz Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Beryl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Cheryl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Christal Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Fairy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Utmost
Country of incorporation	Marshall Is.
2021	03/31-12/31
2020
2019
Limestone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Unite
Country of incorporation	Marshall Is.
2021	03/31-12/31
2020
2019
Dune Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Citrine Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Cavalli Navigation Inc. [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Seymour Trading Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Altair I
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Goldie Services Company [Member]
Entity Information [Line Items]
Vessel name	Navios Symmetry
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Andromeda Shiptrade Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Apollon I
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Esmeralda Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sphera
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Triangle Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Mars
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Oceanus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Castor N
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	12/13 – 12/31
Cronus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Protostar N
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	12/13 – 12/31
Leto Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Esperanza N
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	12/13 – 12/31
Dionysus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Harmony N
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	12/13 – 12/31
Prometheus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Solar N
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	12/13 – 12/31
Camelia Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Camelia
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	12/16 – 12/31
Anthos Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Anthos
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	12/16 – 12/31
Azalea Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Azalea
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	12/16 – 12/31
Amaryllis Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Amaryllis
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	12/16 – 12/31
Zaffre Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Serenitas N
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	6/29 – 12/31
2019
Wenge Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Joie N
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	6/29 – 12/31
2019
Sunstone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Copernicus N
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	6/29 – 12/31
2019
Fandango Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Unity N
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	6/29 – 12/31
2019
Flavescent Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Odysseus N
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	6/29 – 12/31
2019
Emery Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Gem
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	9/30 – 12/31
2019
Rondine Management Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Victory
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	9/30 – 12/31
2019
Prosperity Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020
2019
Aldebaran Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020
2019
J T C Shippingand Trading Ltd. [Member]
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Malta
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Navios Maritime Partners L. P. [Member]
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Navios Maritime Operating L L C. [Member]
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Navios Partners Finance U S Inc. [Member]
Entity Information [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Navios Partners Europe Finance Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Solange Shipping Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Avior
Country of incorporation	Marshall Is.
2021	03/30 – 12/31
2020
2019
Mandora Shipping Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Centaurus
Country of incorporation	Marshall Is.
2021	03/30 – 12/31
2020
2019
Olympia II Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Domino
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Pingel Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Delight
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Ebba Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Destiny
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Clan Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Devotion
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Sui An Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Dedication
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Bertyl Ventures Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Azure
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Silvanus Marine Company [Member]
Entity Information [Line Items]
Vessel name	Navios Summer
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Anthimar Marine Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Amarillo
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Enplo Shipping Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Verde
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Morven Chartering Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Verano
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Rodman Maritime Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Spring
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Isolde Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Indigo
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Velour Management Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Vermilion
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Evian Shiptrade Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Amaranth
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Theros Ventures Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Lapis
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Legato Shipholding Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Tempo
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Inastros Maritime Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Chrysalis
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Zoner Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Dorado
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Jasmer Shipholding Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Nerine
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Thetida Marine Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Magnolia
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Jaspero Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Jasmine
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Peran Maritime Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Felicitas
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Nefeli Navigation S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Unison
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Crayon Shipping Ltd [Member]
Entity Information [Line Items]
Vessel name	Navios Miami
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Chernava Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	Bahamas
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Proteus Shiptrade S.A [Member]
Entity Information [Line Items]
Vessel name	Bermuda
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Vythos Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Constellation
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Navios Maritime Containers Sub L.P. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Navios Partners Containers Finance Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Boheme Navigation Company [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Navios Partners Containers Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Iliada Shipping S.A. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Vinetree Marine Company [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Afros Maritime Inc. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2021	03/31 – 12/31
2020
2019
Cavos Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Libra
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	1/01 – 12/31
Perivoia Shipmanagement Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Amitie
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	9/25 – 12/31
Pleione Management Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Star
Country of incorporation	Marshall Is.
2021	1/01 – 12/31
2020	1/01 – 12/31
2019	9/25 – 12/31
Bato Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	TBN I
Country of incorporation	Marshall Is.
2021	03/05 – 12/31
2020
2019
Agron Navigation Company [Member]
Entity Information [Line Items]
Vessel name	TBN II
Country of incorporation	Marshall Is.
2021	03/05 – 12/31
2020
2019
Teuta Maritime S.A. [Member]
Entity Information [Line Items]
Vessel name	TBN VII
Country of incorporation	Marshall Is.
2021	03/05 – 12/31
2020
2019
Ambracia Navigation Company [Member]
Entity Information [Line Items]
Vessel name	TBN IV
Country of incorporation	Marshall Is.
2021	03/05 – 12/31
2020
2019
Artala Shipping Co. [Member]
Entity Information [Line Items]
Vessel name	TBN V
Country of incorporation	Marshall Is.
2021	03/05 – 12/31
2020
2019
Migen Shipmanagement Ltd. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	03/05 – 12/31
2020
2019
Bole Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Spectrum N
Country of incorporation	Marshall Is.
2021	04/28 – 12/31
2020
2019
Brandeis Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Ete N
Country of incorporation	Marshall Is.
2021	05/10 – 12/31
2020
2019
Buff Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Fleur N
Country of incorporation	Marshall Is.
2021	05/10 – 12/31
2020
2019
Morganite Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN VI
Country of incorporation	Marshall Is.
2021	06/01 – 12/31
2020
2019
Balder Martitime Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Koyo
Country of incorporation	Marshall Is.
2021	06/04 – 12/31
2020
2019
Melpomene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN VIII
Country of incorporation	Marshall Is.
2021	06/23 – 12/31
2020
2019
Urania Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN IX
Country of incorporation	Marshall Is.
2021	06/23 – 12/31
2020
2019
Terpsichore Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN X
Country of incorporation	Marshall Is.
2021	06/23 – 12/31
2020
2019
Erato Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XI
Country of incorporation	Marshall Is.
2021	06/23 – 12/31
2020
2019
Lavender Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Ray
Country of incorporation	Marshall Is.
2021	06/30 – 12/31
2020
2019
Nostos Shipmanagement Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Bonavis
Country of incorporation	Marshall Is.
2021	06/30 – 12/31
2020
2019
Navios Maritime Acquisition Corporation [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Navios Acquisition Europe Finance [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Navios Acquisition Finance [Member]
Entity Information [Line Items]
Vessel name	Co-Issuer of Ship Mortgage Notes
Country of incorporation	Delaware
2021	08/25 – 12/31
2020
2019
Navios Maritime Midstream Partners L L C [Member]
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Letil Navigation [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Navios Maritime Midstream Partners Finance [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Delaware
2021	08/25 – 12/31
2020
2019
Aegean Sea Maritime Holdings [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Amorgos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cosmos
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Andros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Polaris
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Antikithira Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Equator
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Antiparos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Atria
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Antipaxos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Dorado
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Antipsara Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Velocity
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Crete Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cetus
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Delos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Photon
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Folegandros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Andromeda
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Ikaria Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Aquila
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Ios Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cielo
Country of incorporation	Cayman Islands
2021	08/25 – 12/31
2020
2019
Iraklia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Bougainville
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Kimolos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel- Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Kithira Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Orbit
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Kos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Bellatrix
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Lefkada Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Buena Suerte
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Leros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel- Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Mytilene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Orion
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Oinousses Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Jupiter
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Psara Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Luminosity
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Rhodes Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cassiopeia
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Samos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Synergy
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Samothrace Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Pulsar
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Serifos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Estella
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Sifnos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Titan
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Skiathos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Capella
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Skopelos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Ariadne
Country of incorporation	Cayman Islands
2021	08/25 – 12/31
2020
2019
Skyros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Sextans
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Syros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Alderamin
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Thera Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Atropos
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Tilos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Spherical
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Tinos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Rigel
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Zakynthos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Quasar
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Cyrus Investments Corp. [Member]
Entity Information [Line Items]
Vessel name	Baghdad
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Olivia I Enterprises Corp. [Member]
Entity Information [Line Items]
Vessel name	Erbil
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Limnos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Pyxis
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Thasos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Equinox
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Agistri Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Operating Subsidiary
Country of incorporation	Malta
2021	08/25 – 12/31
2020
2019
Paxos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Donoussa Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Schinousa Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Alonnisos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Makronisos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Shinyo Loyalty Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2021	08/25 – 12/31
2020
2019
Shinyo Navigator Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2021	08/25 – 12/31
2020
2019
Amidra Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Navios Maritime Midstream Partners L.P. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Navios Maritime Midstream Operating LLC [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Shinyo Dream Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2021	08/25 – 12/31
2020
2019
Shinyo Kannika Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2021	08/25 – 12/31
2020
2019
Shinyo Kieran Limited [Member]
Entity Information [Line Items]
Vessel name	Nave Universe
Country of incorporation	British Virgin Islands
2021	08/25 – 12/31
2020
2019
Shinyo Ocean Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2021	08/25 – 12/31
2020
2019
Shinyo Saowalak Limited [Member]
Entity Information [Line Items]
Vessel name	Nave Constellation
Country of incorporation	British Virgin Islands
2021	08/25 – 12/31
2020
2019
Sikinos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Kerkyra Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Galactic
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Doxa International Corp. [Member]
Entity Information [Line Items]
Vessel name	Nave Electron
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Alkmene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Star N
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Aphrodite Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Aurora N
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Dione Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Lumen N
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Persephone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hector N
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Rhea Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Perseus
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Tzia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XIV
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Boysenberry Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Cadmium Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Celadon Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Cerulean Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2021	08/25 – 12/31
2020
2019
Kleio Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XII
Country of incorporation	Marshall Is.
2021	08/12 – 12/31
2020
2019
Polymnia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XIII
Country of incorporation	Marshall Is.
2021	08/12 – 12/31
2020
2019
Goddess Shiptrade Inc. [Member]
Entity Information [Line Items]
Vessel name	TBN III
Country of incorporation	Marshall Is.
2021	08/02 – 12/31
2020
2019
Navios Acquisition Merger Sub. Inc. [Member]
Entity Information [Line Items]
Vessel name	Merger SPV
Country of incorporation	Marshall Is.
2021	08/23 – 12/31
2020
2019
Aramis Navigation Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Azimuth
Country of incorporation	Marshall Is.
2021	07/09 – 12/31
2020
2019
Thalia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVII
Country of incorporation	Marshall Is.
2021	11/17-12/31
2020
2019
Muses Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVIII
Country of incorporation	Marshall Is.
2021	11/17-12/31
2020
2019
Euterpe Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVI
Country of incorporation	Marshall Is.
2021	11/17-12/31
2020
2019
Calliope Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XV
Country of incorporation	Marshall Is.
2021	11/17-12/31
2020
2019